Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net income	$ 3,213,645	$ 3,567,024
Items not requiring (providing) cash
Depreciation and amortization	382,299	337,710
Provision for loan losses	170,000	490,000
Amortization of premiums and discounts on securities and loans	948,972	774,638
Deferred income taxes	(31,880)	(166,886)
Net realized gains on available-for-sale securities	(897,901)	(1,158,535)
Loss from sale/disposal of premises and equipment	75,360
Amortization of mortgage servicing rights	170,523	342,296
Recovery of mortgage servicing rights asset	(33,649)
Increase in cash surrender value of life insurance	(202,417)	(210,040)
Gains on sales of foreclosed assets		(45,046)
Shares held by ESOP committed to be released	70,448	58,564
Stock-based compensation expense	90,162	67,931
Changes in
Interest receivable	236,057	18,062
Other assets	339,036	(478,201)
Interest payable	(66,531)	(72,364)
Other liabilities	(92,216)	464,433
Origination of loans held for sale	(23,747,987)	(52,330,075)
Proceeds from sales of loans held for sale	24,459,995	52,676,939
Net cash provided by operating activities	5,083,916	4,336,450
Investing Activities
Net change in interest-earning time deposits	2,972,000	(496,000)
Purchases of available-for-sale securities	(43,336,382)	(73,126,783)
Proceeds from maturities and payments of available-for-sale securities	13,997,055	20,365,257
Proceeds from the sales of available-for-sale investments and other investments	29,214,848	40,704,778
Purchase of bank owned life insurance		(2,000,000)
Net change in loans	(7,185,004)	(3,375,471)
Purchase of premises and equipment	(268,232)	(459,766)
Proceeds from sale of premises and equipment	286,371
Proceeds from the sale of foreclosed assets		324,224
Net cash used in investing activities	(4,319,344)	(18,063,761)
Financing Activities
Net increase in demand deposits, money market, NOW and savings accounts	7,930,755	12,732,777
Net decrease in certificates of deposit	(14,713,093)	(8,452,108)
Net increase in short-term borrowings	6,869,687	6,222,860
Net increase in advances from borrowers for taxes and insurance	25,469	92,262
Stock repurchase	(1,596,959)	(230,520)
Proceeds from stock options exercised	90,254	16,790
Dividends paid	(565,526)	(748,986)
Net cash provided by (used in) financing activities	(1,959,413)	9,633,075
Decrease in Cash and Cash Equivalents	(1,194,841)	(4,094,236)
Cash and Cash Equivalents, Beginning of Year	7,293,711	11,387,947
Cash and Cash Equivalents, End of Year	6,098,870	7,293,711
Supplemental Cash Flows Information
Interest paid	1,847,802	2,375,364
Income taxes paid	1,399,673	1,243,000
Sale and financing of foreclosed assets		229,550
Real estate acquired in settlement of loans	129,078	261,532
Dividends declared not paid	147,229
Exercise and retirement of shares in stock option plan	$ 63,445	$ 15,499